[Janus Henderson Letterhead]

March 4, 2024

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS DETROIT STREET TRUST (the “Registrant”) 1933 Act File No. 333-207814 1940 Act File No. 811-23112

Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Registrant:

1.       There are no changes to the following Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 53 (“PEA No. 53”) on February 28, 2024, pursuant to Rule 485(b) under the 1933 Act:

•	Janus Henderson AAA CLO ETF & Janus Henderson B-BBB CLO ETF Combined Prospectus
•	Janus Henderson AAA CLO ETF & Janus Henderson B-BBB CLO ETF Combined SAI
•	Janus Henderson Mortgage-Backed Securities ETF Prospectus
•	Janus Henderson Mortgage-Backed Securities ETF SAI
•	Janus Henderson Short Duration Income ETF Prospectus
•	Janus Henderson Short Duration Income ETF SAI
•	Janus Henderson Small Cap Growth Alpha ETF & Janus Henderson Small/Mid Cap Growth Alpha ETF Combined Prospectus
•	Janus Henderson Small Cap Growth Alpha ETF & Janus Henderson Small/Mid Cap Growth Alpha ETF Combined SAI
•	Janus Henderson U.S. Real Estate ETF Prospectus
•	Janus Henderson U.S. Real Estate ETF SAI
•	Janus Henderson Sustainable Corporate Bond ETF Prospectus
•	Janus Henderson Sustainable Corporate Bond ETF SAI
•	Janus Henderson International Sustainable Equity ETF & Janus Henderson U.S. Sustainable Equity ETF Combined Prospectus
•	Janus Henderson International Sustainable Equity ETF & Janus Henderson U.S. Sustainable Equity ETF Combined SAI

2.       The text of PEA No. 53 has been filed electronically.

If you have any questions regarding this filing, please call me at (303) 336-7903.

Respectfully,

/s/ Cara Owen

Cara Owen, Esq.

Vice President, Secretary, and Chief Legal Officer of the Registrant

Enclosure (via EDGAR)

cc: Eric S. Purple, Esq.